PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

10.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Value-added tax deductible (a)	899,664,288	701,407,085
Deposit for customer duty, bidding and others	132,370,773	257,678,467
Prepayment of electricity and others	67,028,909	181,596,189
Loan receivable (b)	—	91,416,575
Prepayment for income tax	46,293,505	72,143,019
Receivable related to disposal of subsidiaries (note 1)	169,931,601	41,793,099
Receivable of option exercised	—	40,338,943
Prepaid insurance premium	34,237,367	28,351,182
Receivables related to discount from a supplier	26,497,935	21,492,474
Receivables related to disposal of land use rights (c)	25,326,877	14,571,587
Employee advances (d)	4,721,001	10,134,076
Rental deposit and prepayment	7,854,676	7,953,767
Prepaid professional service fee	413,727	421,502
Refund receivable of U.S. countervailing duties (note 16)	209,450,023	—
Prepaid commission	8,705,847	—
Others	80,392,274	104,183,975
Total	1,712,888,803	1,573,481,940
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	In the year of 2019, Jiangxi Jinko provided one-year intercompany loan of RMB20,000,000 and RMB68,331,364 to Poyang Luohong with interest rate of 4.35% and 4.35%, respectively. Due to the disposal of Poyang Luohong in 2019 (note 1), loan receivable including interests with the amount of RMB91,416,575 was recognized as at December 31, 2019.
(c)	Receivables related to disposal of land use rights represent considerations for the Group’s disposition of land use rights due from the local government of China. Such considerations are expected to be settled within 2020.
(d)	As of December 31, 2018 and 2019, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.